Note Related party transactions (Impact on the results of operations of transactions between the Corporation and EVERTEC) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 17,608	$ 2,639
EVERTEC Inc. | Deposits
Related Party Transaction [Line Items]
Interest Expense Related Party	(44)	(64)	$ (58)
EVERTEC Inc. | Other Fee Revenue
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	28,136	29,739	27,816
EVERTEC Inc. | Rental Income
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	6,855	6,995	6,898
EVERTEC Inc. | Processing Fees
Related Party Transaction [Line Items]
Expenses from Transactions with related party	(176,971)	(178,524)	(164,809)
EVERTEC Inc. | Other Expense
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	1,236	1,052	1,311
EVERTEC Inc. | Total
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	$ (140,788)	$ (140,802)	$ (128,842)